Note F - Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventories	$ 170	$ 49
Accrued liabilities	2,430	2,506	2,237
Postretirement health benefits obligation	7,848	8,060	7,849
Pension	1,217	873
Other	452	1,634	1,834
	12,117	13,122	11,920
Deferred tax liabilities:
Inventories			391
Depreciation and amortization	14,376	13,419	11,524
Pension			2,001
	14,376	13,419	13,916
Net deferred tax liabilities	$ (2,259)	$ (297)	$ (1,996)